Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense in connection with property, plant and equipment	$ 7,670	$ 5,904	$ 5,196
Asset impairment and abandonments	201
Map3® Implant [Member]
Property, Plant and Equipment [Line Items]
Asset impairment and abandonments	11,856	$ 1,797
Property, Plant and Equipment [Member] | Spine [Member]
Property, Plant and Equipment [Line Items]
Asset impairment and abandonments	11,655
Right of use lease asset [Member]
Property, Plant and Equipment [Line Items]
Asset impairment and abandonments	$ 201